Basis of preparation and changes to Group's accounting policies	6 Months Ended
Jun. 30, 2023
Basis of preparation and changes to Group's accounting policies
Basis of preparation and changes to Group's accounting policies

2.     Basis of preparation and changes to Group’s accounting policies

Statement of compliance

The condensed consolidated interim financial statements (referred to as the “interim financial statements”) as of June 30, 2023 and December 31, 2022 and for the three and six months ended June 30, 2023 and 2022 have been prepared in accordance with IAS 34 Interim Financial Reporting. The interim financial statements do not include all the information and disclosures required in the consolidated annual financial statements and should be read in conjunction with Affimed N.V.’s annual consolidated financial statements as of December 31, 2022.

The interim financial statements were authorized for issuance by the Company’s Management Board on August 10, 2023.

Loss per share

Loss per common share is calculated by dividing the loss for the period by the weighted average number of common shares outstanding during the period.

As of June 30, 2023, the Group has granted 25,885,194 options and warrants in connection with share-based payment programs (see note 10) and a loan agreement, which could potentially have a dilutive effect but were excluded from the diluted weighted average number of ordinary shares calculation because their effect would have been anti-dilutive due to the net loss generated by the Group.

Critical judgments and accounting estimates

The preparation of the interim financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

In preparing these interim financial statements, the critical judgments made by management in applying the Group’s accounting policies were the same as those that applied to the consolidated financial statements as of and for the year ended December 31, 2022.

Functional and presentation currency

These interim financial statements are presented in euro. The functional currency of the Group’s subsidiaries is also the euro. All financial information presented in euro has been rounded to the nearest thousand (abbreviated €) or million (abbreviated € million).

Significant accounting policies

The accounting policies applied by the Group in these interim financial statements are the same as those applied by the Group in its consolidated financial statements as of and for the year ended December 31, 2022.

New standards and amendments to standards

The following forthcoming standards and amendments to standards have not been applied  in preparing these interim financial statements.

Standard/interpretation	Effective Date[1]

Amendments to IAS 1 Presentation of Financial Statements:
Classification of Liabilities as Current or Non-current	January 1, 2024
Amendments to IAS 1 Presentation of Financial Statements:
Non-current Liabilities with Covenants	January 1, 2024
Amendments to IFRS 16 Leases:
Lease Liability in a Sale and Leaseback	January 1, 2024
Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments:
Disclosures: Supplier Finance Arrangements	January 1, 2024

The amended standards are not expected to have a significant effect on the interim financial statements of the Group.

Fair Value Measurement

All assets and liabilities for which fair value is recognized in the interim financial statements are classified in accordance with the following fair value hierarchy, based on the lowest level input parameter that is significant on the whole for fair value measurement:

●	Level 1 – Prices for identical assets or liabilities quoted in active markets (non-adjusted);
●	Level 2 – Measurement procedures, in which the lowest level input parameter significant on the whole for fair value measurement is directly or indirectly observable for on the market; and
●	Level 3 – Measurement procedures, in which the lowest level input parameter significant on the whole for fair value measurement is not directly or indirectly observable for on the market.

The carrying amount of all trade and other receivables, other assets and prepaid expenses, cash and cash equivalents, trade and other payables and loans is a reasonable approximation of the fair value and, therefore, information about the fair values of those financial instruments has not been disclosed. The measurement of the fair value of preferred and common shares in other companies held by the group is based on level 1 and 3 inputs (see note 5). The Group recognizes transfers between levels of the fair value hierarchy as the date at which the change has occurred.

[1] Shall apply for periods beginning on or after the date shown in the effective date column.